IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT STATUTORY PROSPECTUSES
In the prospectuses, under the section entitled “Account and Share Information,” under the sub-section “Small Distributions and Uncashed Checks” please add the following language after the first sentence:
“This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.”
The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):
federated equity income fund, inc.
federated fixed income securities, inc.
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
Federated GNMA Trust
federated government income securities, inc.
federated high income bond fund, inc.
federated high yield trust
Federated Income Trust
federateD index trust
Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund
federated mdt stock trust
federated GLOBAL allocation fund
federated International series, inc.
Federated International Bond Fund
federated investment series funds, inc.
Federated Bond Fund
federated municipal securities fund, inc.
federated short-intermediate duration municipal trust
federated total return government bond fund
federated total return series, inc.
Federated Mortgage Fund
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
federated u.s. government securities fund: 1-3 years
Federated U.S. Government securities fund: 2-5 years

federated world investment series, inc.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
federated adjustable rate securities fund
federated income securities trust
Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund
Federated Prudent DollarBear Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
Federated Unconstrained Bond Fund
federated institutional trust
Federated Government Ultrashort Duration Fund
Federated Institutional High Yield Bond Fund
Federated Short-Intermediate Total Return Bond Fund
federated municipal securities income trust
Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
federated equity funds
Federated Absolute Return Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated InterContinental Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Managed Risk Fund
Federated MDT Mid Cap Growth Strategies Fund
Federated Prudent Bear Fund
Federated Strategic Value Dividend Fund
federated mdt series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund

MONEY MARKET OBLIGATIONS TRUST
Federated Automated Cash Management Trust
Federated Automated Government Cash Reserves
Federated Automated Government Money Trust
Federated California Municipal Cash Trust
Federated Capital Reserves Fund
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Government Reserves Fund
Federated Liberty U.S. Government Money Market Trust
Federated Massachusetts Municipal Cash Trust
Federated Master Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated Money Market Management
Federated Municipal Obligations Fund
Federated Municipal Trust
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Prime Obligations Fund
Federated Prime Value Obligations Fund
Federated Tax-Free Obligations Fund
Federated Tax-Free Trust
Federated Treasury Obligations Fund
Federated Trust for U.S. Treasury Obligations
Federated U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust
Tax-Free Money Market Fund
July 28, 2014

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452266 (7/14)